Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	Impax Funds Series Trust I
Entity Central Index Key	dei_EntityCentralIndexKey	0000076721
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 12, 2023
Document Effective Date	dei_DocumentEffectiveDate	Dec. 12, 2023
Prospectus Date	rr_ProspectusDate	May 01, 2023
Impax Global Sustainable Infrastructure Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus for all Funds except Impax Global Social Leaders Fund

Pages 11, 18, 26, 42, 50, 59, 68, 76, 83, 91, 100, 101, 102, 106, 108, 111, 112, 114, 116, and 118

On each of the above-reference pages, the paragraph describing each Fund’s fossil fuel-free policy is replaced in its entirety with the following (for the Impax Global Sustainable Infrastructure Fund, the following is added after the third paragraph of the section entitled “Principal Investment Strategies” on pages 34 and 104):

Under normal market conditions, and as a result of the Adviser’s focus on the risks and opportunities accompanying the transition to a more sustainable economy, the Fund adheres to the Impax Funds’ fossil fuel policy, under which the Fund will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or that derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution. However, a company that derives significant revenues or profits from fossil fuel refining, processing, storage, transportation and distribution may be included in the Fund’s portfolio if the Adviser determines that such company has credible plans for climate risk mitigation aligned with the transition to net zero.

Impax Core Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus for all Funds except Impax Global Social Leaders Fund

Pages 11, 18, 26, 42, 50, 59, 68, 76, 83, 91, 100, 101, 102, 106, 108, 111, 112, 114, 116, and 118

On each of the above-reference pages, the paragraph describing each Fund’s fossil fuel-free policy is replaced in its entirety with the following (for the Impax Global Sustainable Infrastructure Fund, the following is added after the third paragraph of the section entitled “Principal Investment Strategies” on pages 34 and 104):

Under normal market conditions, and as a result of the Adviser’s focus on the risks and opportunities accompanying the transition to a more sustainable economy, the Fund adheres to the Impax Funds’ fossil fuel policy, under which the Fund will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or that derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution. However, a company that derives significant revenues or profits from fossil fuel refining, processing, storage, transportation and distribution may be included in the Fund’s portfolio if the Adviser determines that such company has credible plans for climate risk mitigation aligned with the transition to net zero.

Impax Large Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus for all Funds except Impax Global Social Leaders Fund

Pages 11, 18, 26, 42, 50, 59, 68, 76, 83, 91, 100, 101, 102, 106, 108, 111, 112, 114, 116, and 118

On each of the above-reference pages, the paragraph describing each Fund’s fossil fuel-free policy is replaced in its entirety with the following (for the Impax Global Sustainable Infrastructure Fund, the following is added after the third paragraph of the section entitled “Principal Investment Strategies” on pages 34 and 104):

Under normal market conditions, and as a result of the Adviser’s focus on the risks and opportunities accompanying the transition to a more sustainable economy, the Fund adheres to the Impax Funds’ fossil fuel policy, under which the Fund will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or that derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution. However, a company that derives significant revenues or profits from fossil fuel refining, processing, storage, transportation and distribution may be included in the Fund’s portfolio if the Adviser determines that such company has credible plans for climate risk mitigation aligned with the transition to net zero.

Impax International Sustainable Economy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus for all Funds except Impax Global Social Leaders Fund

Pages 11, 18, 26, 42, 50, 59, 68, 76, 83, 91, 100, 101, 102, 106, 108, 111, 112, 114, 116, and 118

On each of the above-reference pages, the paragraph describing each Fund’s fossil fuel-free policy is replaced in its entirety with the following (for the Impax Global Sustainable Infrastructure Fund, the following is added after the third paragraph of the section entitled “Principal Investment Strategies” on pages 34 and 104):

Under normal market conditions, and as a result of the Adviser’s focus on the risks and opportunities accompanying the transition to a more sustainable economy, the Fund adheres to the Impax Funds’ fossil fuel policy, under which the Fund will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or that derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution. However, a company that derives significant revenues or profits from fossil fuel refining, processing, storage, transportation and distribution may be included in the Fund’s portfolio if the Adviser determines that such company has credible plans for climate risk mitigation aligned with the transition to net zero.

Impax Small Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus for all Funds except Impax Global Social Leaders Fund

Pages 11, 18, 26, 42, 50, 59, 68, 76, 83, 91, 100, 101, 102, 106, 108, 111, 112, 114, 116, and 118

On each of the above-reference pages, the paragraph describing each Fund’s fossil fuel-free policy is replaced in its entirety with the following (for the Impax Global Sustainable Infrastructure Fund, the following is added after the third paragraph of the section entitled “Principal Investment Strategies” on pages 34 and 104):

Under normal market conditions, and as a result of the Adviser’s focus on the risks and opportunities accompanying the transition to a more sustainable economy, the Fund adheres to the Impax Funds’ fossil fuel policy, under which the Fund will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or that derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution. However, a company that derives significant revenues or profits from fossil fuel refining, processing, storage, transportation and distribution may be included in the Fund’s portfolio if the Adviser determines that such company has credible plans for climate risk mitigation aligned with the transition to net zero.

Impax Global Environmental Markets Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus for all Funds except Impax Global Social Leaders Fund

Pages 11, 18, 26, 42, 50, 59, 68, 76, 83, 91, 100, 101, 102, 106, 108, 111, 112, 114, 116, and 118

On each of the above-reference pages, the paragraph describing each Fund’s fossil fuel-free policy is replaced in its entirety with the following (for the Impax Global Sustainable Infrastructure Fund, the following is added after the third paragraph of the section entitled “Principal Investment Strategies” on pages 34 and 104):

Under normal market conditions, and as a result of the Adviser’s focus on the risks and opportunities accompanying the transition to a more sustainable economy, the Fund adheres to the Impax Funds’ fossil fuel policy, under which the Fund will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or that derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution. However, a company that derives significant revenues or profits from fossil fuel refining, processing, storage, transportation and distribution may be included in the Fund’s portfolio if the Adviser determines that such company has credible plans for climate risk mitigation aligned with the transition to net zero.

Impax US Sustainable Economy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus for all Funds except Impax Global Social Leaders Fund

Pages 11, 18, 26, 42, 50, 59, 68, 76, 83, 91, 100, 101, 102, 106, 108, 111, 112, 114, 116, and 118

On each of the above-reference pages, the paragraph describing each Fund’s fossil fuel-free policy is replaced in its entirety with the following (for the Impax Global Sustainable Infrastructure Fund, the following is added after the third paragraph of the section entitled “Principal Investment Strategies” on pages 34 and 104):

Under normal market conditions, and as a result of the Adviser’s focus on the risks and opportunities accompanying the transition to a more sustainable economy, the Fund adheres to the Impax Funds’ fossil fuel policy, under which the Fund will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or that derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution. However, a company that derives significant revenues or profits from fossil fuel refining, processing, storage, transportation and distribution may be included in the Fund’s portfolio if the Adviser determines that such company has credible plans for climate risk mitigation aligned with the transition to net zero.

Impax High Yield Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus for all Funds except Impax Global Social Leaders Fund

Pages 11, 18, 26, 42, 50, 59, 68, 76, 83, 91, 100, 101, 102, 106, 108, 111, 112, 114, 116, and 118

On each of the above-reference pages, the paragraph describing each Fund’s fossil fuel-free policy is replaced in its entirety with the following (for the Impax Global Sustainable Infrastructure Fund, the following is added after the third paragraph of the section entitled “Principal Investment Strategies” on pages 34 and 104):

Under normal market conditions, and as a result of the Adviser’s focus on the risks and opportunities accompanying the transition to a more sustainable economy, the Fund adheres to the Impax Funds’ fossil fuel policy, under which the Fund will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or that derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution. However, a company that derives significant revenues or profits from fossil fuel refining, processing, storage, transportation and distribution may be included in the Fund’s portfolio if the Adviser determines that such company has credible plans for climate risk mitigation aligned with the transition to net zero.

Impax Sustainable Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus for all Funds except Impax Global Social Leaders Fund

Pages 11, 18, 26, 42, 50, 59, 68, 76, 83, 91, 100, 101, 102, 106, 108, 111, 112, 114, 116, and 118

On each of the above-reference pages, the paragraph describing each Fund’s fossil fuel-free policy is replaced in its entirety with the following (for the Impax Global Sustainable Infrastructure Fund, the following is added after the third paragraph of the section entitled “Principal Investment Strategies” on pages 34 and 104):

Under normal market conditions, and as a result of the Adviser’s focus on the risks and opportunities accompanying the transition to a more sustainable economy, the Fund adheres to the Impax Funds’ fossil fuel policy, under which the Fund will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or that derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution. However, a company that derives significant revenues or profits from fossil fuel refining, processing, storage, transportation and distribution may be included in the Fund’s portfolio if the Adviser determines that such company has credible plans for climate risk mitigation aligned with the transition to net zero.

Impax Global Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus for all Funds except Impax Global Social Leaders Fund

Pages 11, 18, 26, 42, 50, 59, 68, 76, 83, 91, 100, 101, 102, 106, 108, 111, 112, 114, 116, and 118

On each of the above-reference pages, the paragraph describing each Fund’s fossil fuel-free policy is replaced in its entirety with the following (for the Impax Global Sustainable Infrastructure Fund, the following is added after the third paragraph of the section entitled “Principal Investment Strategies” on pages 34 and 104):

Under normal market conditions, and as a result of the Adviser’s focus on the risks and opportunities accompanying the transition to a more sustainable economy, the Fund adheres to the Impax Funds’ fossil fuel policy, under which the Fund will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or that derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution. However, a company that derives significant revenues or profits from fossil fuel refining, processing, storage, transportation and distribution may be included in the Fund’s portfolio if the Adviser determines that such company has credible plans for climate risk mitigation aligned with the transition to net zero.